CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jan. 15, 2021	Dec. 31, 2020
Current assets
Cash	$ 47,886,000		$ 11,055,000
Prepaid expenses and other current assets	6,733,000		1,367,000
Total current assets	59,689,000		66,040,000
Total assets	71,865,000		72,984,000
Current liabilities
Total current liabilities	44,380,000		1,537,000
Warrant liability	13,946,000
Total liabilities	45,146,000		2,179,000
Commitments
Stockholders' equity:
Preferred stock	1,000		1,000
Additional paid-in capital	133,233,000		129,449,000
Accumulated deficit	(106,515,000)		(58,690,000)
Total stockholder's Equity	26,719,000		70,805,000
Total liabilities and stockholder's Equity	71,865,000		72,984,000
Northern Genesis Acquisition Corp II [Member]
Current assets
Cash	34,688	$ 588,820	0
Prepaid expenses and other current assets	116,653	24,400
Total current assets	151,341	1,693,220
Deferred offering costs			249,917
Marketable securities held in Trust Account	414,028,694	414,000,000
Total assets	414,180,035	415,693,220	249,917
Current liabilities
Accrued expenses	1,091,604	1,450	1,450
Accrued offering costs		251,748	107,000
Promissory note-related party	750,000	117,917	117,917
Total current liabilities	1,841,604	371,115	226,367
FPA liability	713,334
Warrant liability	22,255,067	30,583,467
Deferred underwriting fee payable	14,490,000	14,490,000
Total liabilities	39,300,005	45,444,582	226,367
Commitments
Common stock subject to possible redemption 41,400,000 and 0 shares at redemption value at September 30, 2021 and December 31, 2020, respectively	414,000,000	414,000,000
Stockholders' equity:
Preferred stock	0		0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 10,350,000 at September 30, 2021 and December 31, 2020	1,035	1,035	1,035
Additional paid-in capital			23,965
Accumulated deficit	(39,121,005)	(43,752,397)	(1,450)
Total stockholder's Equity	(39,119,970)	(43,751,362)	23,550
Total liabilities and stockholder's Equity	$ 414,180,035	$ 415,693,220	$ 249,917